DWS CROCI US VIP Expense Example - Class A [Member] - DWS CROCI US VIP - Class A	Apr. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	$ 970